Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	State Street Institutional Investment Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Target Retirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.

State Street Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT FUND	Class I (SSFNX) Class K (SSFOX)
STATE STREET TARGET RETIREMENT 2020 FUND	Class I (SSBNX) Class K (SSBOX)
STATE STREET TARGET RETIREMENT 2025 FUND	Class I (SSBRX) Class K (SSBSX)
STATE STREET TARGET RETIREMENT 2030 FUND	Class I (SSBWX) Class K (SSBYX)
STATE STREET TARGET RETIREMENT 2035 FUND	Class I (SSCJX) Class K (SSCKX)
STATE STREET TARGET RETIREMENT 2040 FUND	Class I (SSCNX) Class K (SSCQX)
STATE STREET TARGET RETIREMENT 2045 FUND	Class I (SSDDX) Class K (SSDEX)
STATE STREET TARGET RETIREMENT 2050 FUND	Class I (SSDJX) Class K (SSDLX)
STATE STREET TARGET RETIREMENT 2055 FUND	Class I (SSDOX) Class K (SSDQX)
STATE STREET TARGET RETIREMENT 2060 FUND	Class I (SSDWX) Class K (SSDYX)
STATE STREET TARGET RETIREMENT 2065 FUND	Class I (SSFJX) Class K (SSFKX)
STATE STREET AGGREGATE BOND INDEX FUND	Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	(SSAFX)

(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg” and other references to “Barclays” are removed.